Going Concern	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Going Concern [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had $250,904 in cash as of December 31, 2025, and $892,747 in amounts due from related parties. The Company is heavily reliant on related parties as its primary revenue and cash flow sources and has historically generated revenues from sources that may not be recurring. Our management’s plans disclosure below assumes the continuing commercial relationship between the Company and the related party companies for which we provide services, and the assumption that such related parties can perform on their obligations.

The Company is early-stage, and expects to incur significant costs to expand its operations and conduct its business plan, which may result in future losses if it cannot effectively market its products and achieve market acceptance.

Management’s Plans

We believe substantial doubt has been alleviated for a period of at least 12 months from the date the financial statements are issued based on the following:

The net due to and from related parties’ balances at December 31, 2025, which are expected to be fully collected and paid, provide for a net positive effect to cash of approximately $0.87 million.   In addition, third party receivables and the note receivable are expected to be paid and create cash inflows of $0.5 million in aggregate. These funds are expected to provide the Company with operating capital sufficient to cover basic operations while the Company makes efforts to increase revenue and maintain cost management to make operations more profitable and sustainable. Lastly, the Company is seeking to raise capital via an equity offering. In the event the Company does not complete an offering, the Company expects to seek additional funding through private equity offering, debt and/or related party financings to provide additional operating capital. The Company may not be able to obtain financing on acceptable terms, or at all.

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company had $161,506 in cash as of September 30, 2025, and $650,157 in amounts due from related parties. The Company is heavily reliant on related parties as its primary revenue and cash flow sources and has historically generated revenues from sources that may not be recurring.

The Company is early-stage, and expects to incur significant costs to expand its operations and conduct its business plan, which may result in future losses if it cannot effectively market its products and achieve market acceptance.

Management’s Plans

We believes substantial doubt has been alleviated for a period of at least 12 months from the date the financial statements are issued based on the following:

The net due to and from related parties’ balances at September 30, 2025, which are expected to be fully collected and paid, provide for a net positive effect to cash of approximately $0.6 million. In addition, third party receivables and the note receivable are expected to be paid and create cash inflows of $0.7 million in aggregate. These funds are expected to provide the Company with operating capital sufficient to cover basic operations while the Company makes efforts to increase revenue and maintain cost management to make operations more profitable and sustainable. Lastly, the Company is seeking to raise capital via an equity offering. In the event the Company does not complete an offering, the Company expects to seek additional funding through private equity offering, debt and/or related party financings to provide additional operating capital. The Company may not be able to obtain financing on acceptable terms, or at all.